Aug. 27, 2026
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Investment Objective
The Invesco Global Listed Private Equity ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Red Rocks Global Listed Private Equity Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.50%

Other Expenses	0.16

Acquired Fund Fees and Expenses[1]	1.09

Total Annual Fund Operating Expenses	1.75

1
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table may differ from the ratio of expenses to average net assets included in the “Financial Highlights” section of this prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

1 Year	3 Years	5 Years	10 Years
$178	$551	$949	$2,062

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies
The Fund is an index fund that seeks to track the investment results of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ALPS Advisors, Inc (“ALPS Advisors” or the “Index Provider”) compiles and maintains the Underlying Index, which is comprised of securities, American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) of 40 to 75 private equity companies, including business development companies (“BDCs”), alternative asset managers and other entities that are listed on a nationally recognized exchange worldwide, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held businesses (collectively, “listed private equity companies”). Master limited partnerships (commonly known as MLPs) are not eligible for inclusion in the Underlying Index.
As of June 30, 2026, the Underlying Index was comprised of 66 constituents with market capitalizations ranging from $235.1 million to $87.4 billion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index. The Fund may enter into various swap transactions, including total return swaps, to simulate full investment in the Underlying Index or to manage cash flows.
In accordance with Rule 35d-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund has adopted a policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities of listed private equity companies, and in derivatives and other investments that have economic characteristics similar to securities of listed private equity companies (the “80% investment policy”). For purposes of the 80% investment policy, the Fund considers the components of the Underlying Index to be securities of listed private equity companies.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. As of April 30, 2026, the Fund had significant exposure to the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates its investments, are likely to change over time.

Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	June 30, 2026	-14.80%
Best Quarter	June 30, 2020	27.51%
Worst Quarter	March 31, 2020	-33.63%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Return Before Taxes	10/24/2006	6.52%	6.49%	9.30%
Return After Taxes on Distributions		4.20	3.96	6.87
Return After Taxes on Distributions and Sale of Fund Shares		3.99	3.97	6.44

Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)		7.43	7.38	10.19

MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		22.34	11.19	11.72

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.